Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 05, 2015
Registrant Name	ROYCE FUND
Central Index Key	0000709364
Amendment Flag	false
Document Creation Date	Nov. 05, 2015
Document Effective Date	Nov. 05, 2015
Prospectus Date	May 01, 2015
Royce CRK Prospectus | Royce Global Value Fund | Consultant Class
Prospectus:
Trading Symbol	RGVHX
Royce CRK Prospectus | Royce Global Value Fund | R Class
Prospectus:
Trading Symbol	RGVRX
Royce CRK Prospectus | Royce Global Value Fund | K Class
Prospectus:
Trading Symbol	RGVKX